SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense [Abstract]
Total costs	$ 17,446	$ 17,238	$ 13,633
Less - capitalized software development costs	(6,094)	(5,392)	(3,464)
Research and development expenses	$ 11,352	$ 11,846	$ 10,169